Transactions with related parties - Financing transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions With Related Parties
Finance incomes and derivative financial instruments	€ 7,196	€ 7,715	€ 7,417
Finance Expenses	8,170	8,980	8,113
Gain on disposals	426	984	1,108
Financing transactions
Transactions With Related Parties
Receivables and cash and cash equivalents	2,969	2,428	1,862
Payables	593	419	335
Guarantees	4	1,541	1,449
Finance incomes and derivative financial instruments	215	198	156
Finance Expenses	77	57	28
Gain on disposals	(18)	(12)	445
Individual amount limit to be included in other related parties	50
Financing transactions | Joint ventures and associates
Transactions With Related Parties
Receivables and cash and cash equivalents	2,928	2,388	1,841
Payables	451	319	239
Guarantees	4	1,541	1,449
Finance incomes and derivative financial instruments	212	195	155
Finance Expenses	71	51	22
Gain on disposals			1
Financing transactions | Coral FLNG SA
Transactions With Related Parties
Receivables and cash and cash equivalents	417	522	453
Finance incomes and derivative financial instruments	20	24	15
Financing transactions | Eni CCUS Holding
Transactions With Related Parties
Receivables and cash and cash equivalents	123
Financing transactions | Coral South FLNG DMCC
Transactions With Related Parties
Guarantees		1,539	1,448
Finance Expenses		(1)
Financing transactions | E&E Algeria Touat BV
Transactions With Related Parties
Payables	56
Financing transactions | Saipem Group
Transactions With Related Parties
Payables	247	222	56
Finance incomes and derivative financial instruments		1
Finance Expenses	11		8
Financing transactions | Mozambique Rovuma Venture SpA
Transactions With Related Parties
Receivables and cash and cash equivalents	2,318	1,769	1,339
Payables	91	58	170
Finance incomes and derivative financial instruments	147	132	101
Finance Expenses	11	11
Financing transactions | Pengerang Biorefinery SDN BHD [Member]
Transactions With Related Parties
Receivables and cash and cash equivalents		60
Financing transactions | Other joint ventures and associates
Transactions With Related Parties
Receivables and cash and cash equivalents	70	37	49
Payables	57	39	13
Guarantees	4	2	1
Finance incomes and derivative financial instruments	45	38	39
Finance Expenses	49	41	14
Gain on disposals			1
Financing transactions | Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and cash and cash equivalents	41	40	7
Payables	55	36	38
Finance incomes and derivative financial instruments	2	2	1
Finance Expenses	1	2	1
Financing transactions | Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and cash and cash equivalents	41	40	7
Payables	55	36	38
Finance incomes and derivative financial instruments	2	2	1
Finance Expenses	1	2	1
Financing transactions | Entities controlled by the Government
Transactions With Related Parties
Receivables and cash and cash equivalents			14
Payables	87	60	58
Finance incomes and derivative financial instruments	1	1
Finance Expenses	5	4	5
Gain on disposals	(18)	(12)	444
Financing transactions | Cassa Depositi e Prestiti Group
Transactions With Related Parties
Payables	52	53	56
Finance Expenses	2		2
Financing transactions | Snam Group
Transactions With Related Parties
Gain on disposals			443
Financing transactions | Other entities controlled by government
Transactions With Related Parties
Receivables and cash and cash equivalents			14
Payables	35	7	2
Finance incomes and derivative financial instruments	1	1
Finance Expenses	3	4	3
Gain on disposals	€ (18)	(12)	€ 1
Financing transactions | Other related parties
Transactions With Related Parties
Payables		€ 4